Cover	12 Months Ended
Dec. 25, 2024
Document Information [Line Items]
Document Type	PREC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DENNY’S CORPORATION
Entity Central Index Key	0000852772